AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 18, 2008.


                                                                  No. 333-132380
                                                                   No. 811-21864


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                        --------------------------------

                                    FORM N-1A


                             REGISTRATION STATEMENT
                      UNDER THE SECURITIES ACT OF 1933                  |X|
                       Pre-Effective Amendment No. ___                  |_|
                       Post-Effective Amendment No. 12                  |X|
                                                                      and/or

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940            |X|
                              Amendment No. 14                          |X|

                        (Check appropriate box or boxes)
                        --------------------------------

                                WISDOMTREE TRUST
               (Exact Name of Registrant as Specified in Charter)

                               380 Madison Avenue
                                   21st Floor
                               New York, NY 10017
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (866) 909-9973

                               JONATHAN STEINBERG
                                WISDOMTREE TRUST
                               380 Madison Avenue
                                   21st Floor
                               New York, NY 10017
                     (Name and Address of Agent for Service)

Counsel for the Trust:                         Richard Morris, Esq.
Ropes & Gray LLP                               WisdomTree Asset Management, Inc.
1211 Avenue of the Americas                    380 Madison Avenue, 21st Floor
New York, New York 10036                       New York, New York 10017
Attention: Robert J. Borzone, Jr. Esq.

     It is proposed that this filing will become effective (check appropriate box):

|_|  immediately upon filing pursuant to paragraph (b) of Rule 485.

|X|  on March 28, 2008 pursuant to paragraph (b) of Rule 485.

|_|  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

|_|  on [date] pursuant to paragraph (a) of Rule 485.

|_|  75 days after filing pursuant to paragraph (a)(2) of Rule 485.

|_|  on [date] pursuant to paragraph (a) of Rule 485.

The sole purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 11 to its Registration Statement until March 28, 2008. Parts A, B and C of Registrant's Post-Effective Amendment No. 11 under the Securities Act of 1933 and Amendment No. 13 under the Investment Company Act of 1940, filed on January 4, 2008, are incorporated by reference herein.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 18th day of March, 2008.

                                                    WisdomTree Trust
                                                    (Registrant)

                                                    By: /s/ Jonathan Steinberg
                                                        ------------------------
                                                        Name: Jonathan Steinberg
                                                        Title: President

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE                               TITLE                           DATE

                                President (Principal Executive    March 18, 2008
/s/ Jonathan Steinberg          Officer) and Trustee
---------------------------
Jonathan Steinberg

                                Interim Treasurer and Interim     March 18, 2008
                                Secretary (Principal Financial
/s/ Bruce Lavine*               and Accounting Officer)
---------------------------
Bruce Lavine

/s/ Gregory Barton*             Trustee                           March 18, 2008
---------------------------
Gregory Barton

/s/ Toni Massaro*               Trustee                           March 18, 2008
---------------------------
Toni Massaro

/s/ Victor Ugolyn*              Trustee                           March 18, 2008
---------------------------
Victor Ugolyn

*By: /s/ Jonathan Steinberg
---------------------------
Jonathan Steinberg
Attorney-in-Fact